FINANCIAL RISK MANAGEMENT AND FAIR VALUES - CURRENCY RISK (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/decrease rate of RMB against foreign currencies	5.00%	5.00%
US Dollar denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross exposure arising from loans	$ 668	$ 204
Increase(decrease) of net income due to rate of RMB against foreign currencies	$ 172	$ 50